OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

March 13, 2013

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Preliminary Proxy Statement under the Securities Exchange Act

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Exchange Act of 1934, as amended (the "Securities Exchange Act") on behalf of the funds listed in Schedule A (the “Funds”). This filing constitutes the preliminary proxy statement under the Exchange Act.

The Commission Staff is requested to address any comments or questions you may have on this filing as soon as practicable, or within 10 calendar days pursuant to the Exchange Act, to:

Edward Gizzi, Esq.
Vice President & Assistant Counsel
OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-4091
egizzi@oppenheimerfunds.com

Sincerely,

/s/ Emily Ast

Emily Ast

Assistant Vice President & Assistant Counsel

cc:	Valerie Lithotomos, Esq.

Kramer Levin Naftalis & Frankel LLP

KPMG LLP
Edward Gizzi, Esq.
Gloria LaFond

Schedule A

Oppenheimer AMT-Free Municipals

Oppenheimer California Municipal Fund

Oppenheimer Capital Appreciation Fund

Oppenheimer Developing Markets Fund

Oppenheimer Discovery Fund

Oppenheimer Equity Income Fund, Inc.

Oppenheimer Global Fund

Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Opportunities Fund

Oppenheimer Global Value Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer Institutional Money Market Fund

Oppenheimer International Diversified Fund

Oppenheimer International Growth Fund

Oppenheimer International Small Company Fund

Oppenheimer International Value Fund

Oppenheimer Limited Term California Municipal Fund

Oppenheimer Master International Value Fund, LLC

Oppenheimer Money Market Fund, Inc.

Oppenheimer Multi-State Municipal TRUST, on behalf of Oppenheimer Pennsylvania Municipal Fund, Oppenheimer New Jersey Municipal Fund and Oppenheimer Rochester National Municipal Fund

OPPENHEIMER MUNICIPAL FUND, on behalf of Oppenheimer Rochester Limited Term Municipal Fund

Oppenheimer Portfolio Series, on behalf of Oppenheimer Conservative Investor Fund, Oppenheimer Moderate Investor Fund, Oppenheimer Equity Investor Fund and Oppenheimer Active Allocation Fund

OPPENHEIMER QUEST FOR VALUE FUNDS, on behalf of Oppenheimer Global Allocation Fund, Oppenheimer Flexible Strategies Fund, and Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Real Estate Fund

Oppenheimer Rising Dividends Fund

Oppenheimer Rochester AMT-Free New York Municipal fund

Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Massachusetts Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester Ohio Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Virginia Municipal Fund

oppenheimer Rochester Fund Municipals

Oppenheimer Select Value Fund

Oppenheimer Series Fund, Inc., on behalf of Oppenheimer Value Fund

Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer U.S. Government Trust

Rochester Portfolio series, on behalf of Oppenheimer Rochester Limited Term New York Municipal Fund